NET INVESTMENT INCOME AND INVESTMENT RELATED GAINS (LOSSES) (Tables)	6 Months Ended
Jun. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of Net Investment Income
Net investment income is shown below:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2024	2023	2024	2023
Available-for-sale fixed maturity securities	$552	$216	$865	$420
Equity securities	21	—	32	—
Mortgage loans	172	76	255	149
Private loans	33	22	64	35
Investment real estate	38	12	43	27
Real estate partnerships	(6)	3	(12)	7
Investment funds	144	45	187	64
Policy loans	6	—	12	—
Short-term investments	61	70	112	138
Other invested assets	97	—	134	—
Total net investment income	$1,118	$444	$1,692	$840

Schedule of Net Unrealized and Realized Investment Gains (Losses)
Net unrealized and realized investment gains (losses) are shown below:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2024	2023	2024	2023
Available-for-sale fixed maturity securities	$(30)	$(40)	$(18)	$(68)
Equity securities	28	245	48	156
Mortgage loans	(3)	(1)	(11)	(12)
Private loans	1	(3)	5	(3)
Investment real estate	—	—	(17)	—
Real estate partnerships	—	—	—	—
Investment funds	13	—	13	—
Short-term investments and other invested assets[1]	(123)	21	(90)	19
Total investment related gains (losses)	$(114)	$222	$(70)	$92
1.Amounts for the three and six months ended June 30, 2024 include an accounting loss related to a deemed settlement of a previously held reinsurance agreement between NER SPC and AEL. See Note 16 for details.